Acquisition - Summary of Acquisition Date Fair Value of Assets Acquired And Liabilities Assumed And The Acquisition Date Measurement was Determined (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Accounts Receivable				$ 12
Inventory				75
Intangible assets				3,580
Goodwill	$ 8,327	$ 8,327	$ 8,327	8,327
Property, plant, and equipment				5
Right of use assets				78
Other current assets				1
Total				12,078
Liabilities
Accounts payable				65
Lease liabilities				35
Total				100
Total consideration				$ 11,978